Income taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income taxes
Schedule of Company's provision for (recovery of) income taxes differs from the amount that is computed by applying the combined federal and state statutory income tax rate

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Income (loss) before taxes	$(2,699)	$2,935
Expected income tax provision (benefit)	(748)	759
Difference in foreign tax rates	33	(57)
Compensation and non-deductible expenses	1,355	1,436
Recognition of deferred tax assets not previously recognized	(713)	(3,820)
Other income from government grant	—	(1,101)
State taxes	—	609
Tax rate changes and other adjustments	158	270
Provision (benefit) for income taxes	$85	$(1,904)

Summary of components of deferred tax

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$1,450	$5,403
Lease liabilities	4,519	2,202
Reserve for expected credit losses	2,481	2,779
Accrued and stock-based compensation	3,107	—
Goodwill	2,185	—
Interest expense	1,103	—
Other	621	171

Deferred tax liabilities:
Property, equipment, and right of use assets, net	(11,716)	(8,498)
Intangible assets, net	(4,094)	(2,034)
Other	—	(23)
Net deferred tax liability	$(344)	$—

Schedule of Deferred tax assets and liabilities offset related to income taxes

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Balance at beginning of year	$—	$—
Recognized in consolidated statement of income (loss)	(547)	(2,513)
Recognized in goodwill	891	2,513
Balance at end of year	$344	$—

Schedule of Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying number of assets and liabilities

	Year Ended	Year Ended
	September 30,	September 30,
	2023	2022
Net operating and capital loss carryforwards	$15,073	$7,672
Share issuance costs	839	292
Other temporary differences	150	47
	$16,062	$8,011